BRANDYWINEGLOBAL — SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
COMMUNICATION SERVICES - 2.3%
Entertainment - 2.3%
Vivid Seats Inc., Class A Shares	49,130	$374,862	*

CONSUMER DISCRETIONARY - 9.6%
Automobiles - 1.4%
Thor Industries Inc.	2,872	228,726

Household Durables - 3.9%
LGI Homes Inc.	3,610	411,648	*
Purple Innovation Inc.	87,870	231,977	*

Total Household Durables		643,625

Specialty Retail - 4.3%
Designer Brands Inc., Class A Shares	18,480	161,515
Signet Jewelers Ltd.	2,440	189,783
Wayfair Inc., Class A Shares	10,300	353,702	*

Total Specialty Retail		705,000

TOTAL CONSUMER DISCRETIONARY		1,577,351

CONSUMER STAPLES - 4.9%
Beverages - 1.4%
Boston Beer Co. Inc., Class A Shares	730	239,951	*

Food Products - 3.5%
Ingredion Inc.	5,611	570,807

TOTAL CONSUMER STAPLES		810,758

ENERGY - 4.6%
Energy Equipment & Services - 1.4%
Cactus Inc., Class A Shares	5,770	237,897

Oil, Gas & Consumable Fuels - 3.2%
Callon Petroleum Co.	5,280	176,563	*
Vital Energy Inc.	7,710	351,114	*

Total Oil, Gas & Consumable Fuels		527,677

TOTAL ENERGY		765,574

FINANCIALS - 23.3%
Banks - 10.0%
Associated Banc-Corp.	11,680	210,006
ConnectOne Bancorp Inc.	15,360	271,565
First Foundation Inc.	26,770	199,436
HomeStreet Inc.	16,211	291,636
New York Community Bancorp Inc.	48,192	435,656
Texas Capital Bancshares Inc.	4,830	236,477	*

Total Banks		1,644,776

See Notes to Schedule of Investments.

BrandywineGLOBAL — Small Cap Value Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	SHARES	VALUE
Capital Markets - 2.4%
Invesco Ltd.	10,410	$170,724
New Mountain Finance Corp.	18,180	221,251

Total Capital Markets		391,975

Consumer Finance - 5.4%
Bread Financial Holdings Inc.	8,810	267,119
NerdWallet Inc., Class A Shares	20,144	325,930	*
SLM Corp.	24,600	304,794

Total Consumer Finance		897,843

Financial Services - 5.5%
Essent Group Ltd.	11,130	445,756
loanDepot Inc., Class A Shares	133,860	215,515
TFS Financial Corp.	19,130	241,612

Total Financial Services		902,883

TOTAL FINANCIALS		3,837,477

HEALTH CARE - 9.0%
Biotechnology - 1.1%
Ironwood Pharmaceuticals Inc.	16,590	174,527	*

Health Care Equipment & Supplies - 3.6%
Globus Medical Inc., Class A Shares	5,943	336,612	*
Tactile Systems Technology Inc.	16,000	262,720	*

Total Health Care Equipment & Supplies		599,332

Health Care Providers & Services - 1.7%
PetIQ Inc.	25,050	286,572	*

Pharmaceuticals - 2.6%
ANI Pharmaceuticals Inc.	4,370	173,576	*
Collegium Pharmaceutical Inc.	10,589	254,030	*

Total Pharmaceuticals		427,606

TOTAL HEALTH CARE		1,488,037

INDUSTRIALS - 18.1%
Building Products - 5.1%
Hayward Holdings Inc.	24,100	282,452	*
JELD-WEN Holding Inc.	29,450	372,837	*
Trex Co. Inc.	3,660	178,132	*

Total Building Products		833,421

Commercial Services & Supplies - 3.3%
ACV Auctions Inc., Class A Shares	28,970	374,003	*
MillerKnoll Inc.	7,930	162,168

Total Commercial Services & Supplies		536,171

Electrical Equipment - 3.2%
Vertiv Holdings Co.	37,030	529,899

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Small Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	SHARES	VALUE
Passenger Airlines - 4.4%
Alaska Air Group Inc.	7,490	$314,281	*
Allegiant Travel Co.	4,434	407,839	*

Total Passenger Airlines		722,120

Professional Services - 2.1%
First Advantage Corp.	25,425	354,933	*

TOTAL INDUSTRIALS		2,976,544

INFORMATION TECHNOLOGY - 10.8%
Electronic Equipment, Instruments & Components - 7.4%
IPG Photonics Corp.	1,930	237,988	*
Knowles Corp.	17,620	299,540	*
Rogers Corp.	2,898	473,620	*
Vontier Corp.	7,460	203,957

Total Electronic Equipment, Instruments & Components		1,215,105

Semiconductors & Semiconductor Equipment - 3.4%
Cohu Inc.	7,230	277,560	*
Ichor Holdings Ltd.	8,530	279,272	*

Total Semiconductors & Semiconductor Equipment		556,832

TOTAL INFORMATION TECHNOLOGY		1,771,937

MATERIALS - 1.3%
Metals & Mining - 1.3%
Alamos Gold Inc., Class A Shares	17,660	215,982

REAL ESTATE - 9.0%
Hotel & Resort REITs - 4.4%
Ryman Hospitality Properties Inc.	4,120	369,687
Sunstone Hotel Investors Inc.	36,670	362,300

Total Hotel & Resort REITs		731,987

Office REITs - 2.3%
Equity Commonwealth	18,030	373,401

Real Estate Management & Development - 1.3%
Howard Hughes Corp.	2,570	205,600	*

Specialized REITs - 1.0%
EPR Properties	4,320	164,592

TOTAL REAL ESTATE		1,475,580

UTILITIES - 5.4%
Multi-Utilities - 5.4%
Black Hills Corp.	7,670	483,977
NorthWestern Corp.	7,160	414,278

TOTAL UTILITIES		898,255

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $16,744,491)		16,192,357

See Notes to Schedule of Investments.

BrandywineGLOBAL — Small Cap Value Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $376,906)	4.617%	376,906	$376,906	(a)(b)

TOTAL INVESTMENTS - 100.6% (Cost - $17,121,397)			16,569,263
Liabilities in Excess of Other Assets - (0.6)%			(94,474)

TOTAL NET ASSETS - 100.0%			$16,474,789

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $376,906 and the cost was $376,906 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Small Cap Value Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$16,192,357	—	—	$16,192,357
Short-Term Investments†	376,906	—	—	376,906

Total Investments	$16,569,263	—	—	$16,569,263

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$464,093	$2,111,543	2,111,543	$2,198,730	2,198,730	—	$6,060	—	$376,906

7